Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Available for sale investments | ¥		¥ 438,077	¥ 95,345
Accounts receivable, allowance for doubtful accounts	$ 0	0	0
Loan receivables, allowance for loan losses	$ 372	2,556	3,244
Long-term investments measured at fair value | ¥		¥ 609,151	¥ 482,006
Ordinary shares, treasury stock	140,479	140,479	140,479
Class A
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	21,890,253	21,890,253	20,235,183
Ordinary shares, shares outstanding	21,749,774	21,749,774	20,094,704
Class B
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005	¥ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000	8,465,000
Ordinary shares, shares outstanding	8,315,000	8,315,000	8,465,000